UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA VIRGINIA BOND FUND - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2006


[LOGO OF USAA]
    USAA(R)

                                 USAA VIRGINIA BOND Fund

                                            [GRAPHIC OF USAA VIRGINIA BOND FUND]

                             S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                         10

SHAREHOLDER VOTING RESULTS                                                  18

FINANCIAL INFORMATION

    Portfolio of Investments                                                19

    Notes to Portfolio of Investments                                       24

    Financial Statements                                                    25

    Notes to Financial Statements                                           28

EXPENSE EXAMPLE                                                             38

ADVISORY AGREEMENT                                                          40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                    "

                                      THE QUESTION REMAINS: CAN THE
[PHOTO OF CHRISTOPHER W. CLAUS]       FED ENGINEER A 'SOFT LANDING'
                                          FOR THE U.S. ECONOMY?

                                                    "

                                                                    October 2006
--------------------------------------------------------------------------------

         During the third quarter of 2006, the bond market reached an inflection point. The Federal Reserve Board (the Fed) announced that it would pause in its campaign of raising short-term interest rates - a tightening cycle it began in June 2004 in an attempt to slow U.S. economic growth and harness inflation. Although Fed governors remained nervous about inflation, they held rates steady at 5.25% to determine if the "lag effect" of previous rate increases could slow inflation to their comfort zone of 2% annually.

         In response, longer-term bonds rallied. Fixed-income investors seem convinced that the Fed will control inflation and that it will eventually have to start lowering rates to keep the economy from slowing too much. Yields on longer-maturity bonds fell as prices rose. (Bond prices and yields move in opposite directions.) At one point, the yield on a 10-year Treasury was as low as 4.6%.

         The Fed's rate-tightening cycle is only one of the factors that could help keep inflation in check. Another is the recent decline in oil and gasoline prices, where demand has fallen relative to supply. Two other factors are the cooling housing market and the continued importing of inexpensive retail goods and services from overseas.

         The question remains: Can the Fed engineer a "soft landing" for the U.S. economy? If it does, the economy could continue to grow at a healthy clip without causing inflation to rise above the Fed's comfort zone. However, in the past, the Fed has tended to overshoot the mark in rate-tightening cycles, tipping the economy into a recession - sometimes referred to as a "hard landing."

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         Although equity investors should be concerned about a hard-landing scenario, bond investors have the potential to benefit whatever the outcome. In fact, they may feel protected from the risk of inflation because of the Fed's commitment to controlling it. Inflation is one of the worst enemies of a fixed-income investor, because it erodes the purchasing power of both yield and principal. If inflation remains tame and the economy weakens, the Fed could start easing rates. Short-term yields will fall, making longer-term bonds more attractive. Money market funds, however, continue to be an excellent choice for investors seeking liquidity and relative safety.

         Overall, we are pleased with the performance of your tax-exempt bond funds, all of which are four- and five-star overall rated by Morningstar Ratings(TM) (see facing page), and with the strong yields on your tax-exempt money market funds. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         On behalf of all of us at USAA Investment Management, thank you for the opportunity to serve your investment needs. We appreciate your business.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                 # funds
                         for period ending 9/30/2006                                  in     # funds    # funds
USAA                                                          Rating               Overall/     in        in
Fund Name              Overall   3-Year   5-Year   10-Year    Category              3-Year    5-Year    10-Year
---------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND         ****       4        4         4       Muni California         162       142       116
                                                                Long

FLORIDA TAX-FREE        ****       4        4         4       Muni Florida             90        89        79
  INCOME

NEW YORK BOND           ****       4        4         5       Muni New York           121       105        86
                                                                Long

TAX EXEMPT              *****      5        5         5       Muni National           286       267       199
  LONG-TERM                                                     Long

TAX EXEMPT              *****      5        5         5       Muni National           234       187       120
  INTERMEDIATE-TERM                                             Intermediate

TAX EXEMPT              ****       4        4         4       Muni National           122        86        58
  SHORT-TERM                                                    Short

VIRGINIA BOND           *****      5        5         5       Muni Single State       307       273       214
                                                                Intermediate
---------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]             [PHOTO OF JOHN C. BONNELL]
  ROBERT R. PARISEAU, CFA                   JOHN C. BONNELL, CFA
    USAA Investment Management Company        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO SEPTEMBER 30, 2006?

        Your tax-exempt USAA Virginia Bond Fund provided a total return of 3.14% versus an average of 2.88% for the 34 funds in the Lipper Virginia Municipal Debt Funds Average. This compares to a 3.44% return for the Lehman Brothers Municipal Bond Index and a 3.07% return for the Lipper Virginia Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.25%, above the 3.69% of the Lipper category average. We expect a nominal capital gain distribution to be paid in December 2006 on gains recognized during the fiscal year ended March 31, 2006.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

        Between June 2004 and June 2006, the Federal Reserve Board (the Fed) raised the federal funds rate from 1.00% to 5.25%, largely to contain inflationary pressures. Although the inflation rate continued to increase, the rapid deceleration of the housing market slowed the economy just as commodity prices, especially energy, began to fall. Since June, both short- and long-term interest rates declined in anticipation of the Fed's ending its "tightening" cycle. At the August meeting, the Fed decided to keep rates steady and assess the strength of inflationary pressures at subsequent meetings.

        REFER TO PAGES 14 AND 15 FOR BENCHMARK DEFINITIONS.

        PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

        Longer maturity bonds again greatly outperformed short-term bonds for the calendar and fiscal year-to-date.

WHAT WERE THE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

        The commonwealth benefits from a broad and diverse economic base. Its fiscal outlook is sound, based in part on tax-revenue collections that presently exceed projections. Virginia has a history of conservative budget management and routinely acts to maintain balanced financial operations. Virginia is rated AAA by all three credit rating agencies (stable outlook by Standard & Poor's Ratings and Moody's Investors Service; affirmed by Fitch Ratings).

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

        The Fund remains fully invested in a diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT) for individuals.

        We invest with an income orientation because OVER TIME income usually provides the majority of a bond's total return. We attempt to achieve the optimum balance between higher income and the potential for price volatility. During the period, we added 25- to 30-year bonds to increase the Fund's sensitivity to interest rates. With credit spreads for certain sectors near their long-term average, we bought better-quality, medium-grade securities (rated BBB and A). The Fund's performance was enhanced by our holdings in mid-grade securities and longer-term, high-grade maturities.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT IS THE OUTLOOK?

        Market expectations for inflation and economic growth largely determine the direction of LONG-TERM rates. Both appear to have peaked, so we believe that interest rates are near their highs for this economic cycle. At this time, we do not anticipate an economic "hard landing." Weak housing markets may eventually have an adverse impact on consumer spending and remain the wild card for the economic outlook and Fed policy.

        We believe that within the next six months or so the Fed will consider lowering the federal funds rate. Regardless of the Fed's timing, we believe that investors should remain focused on their investment goals and portfolios' asset allocation.

        We appreciate your trust and continue to work hard on your behalf.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA VIRGINIA BOND FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
         out of 307 municipal single-state intermediate-term bond funds for the period ending September 30, 2006:

                                 OVERALL RATING
                                  *  *  *  *  *

           3-YEAR                   5-YEAR                    10-YEAR
          * * * * *                * * * * *                 * * * * *
      out of 307 funds         out of 273 funds          out of 214 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics.
                   Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA VIRGINIA BOND FUND

  [LOGO OF LIPPER LEADER     [LOGO OF LIPPER LEADER     [LOGO OF LIPPER LEADER
      TOTAL RETURN]              TAX EFFECIENCY]              EXPENSE]

The Fund is listed as a Lipper Leader for Total Return and Tax Efficiency of 33 and 26 funds, respectively, within the Lipper Virginia Municipal Debt Funds category, and for Expense of 897 funds within the Lipper Single-State Municipal Debt Funds category, for the overall period ending September 30, 2006. The Fund received a Lipper Leader rating for Total Return among 31 and 26 funds for the five- and 10-year periods, respectively, and a score of 2 among 33 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2006. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2006. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 33, 31, AND 26 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 897, 844, AND 662 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA VIRGINIA BOND FUND

                              LIPPER NAMED YOUR USAA VIRGINIA BOND FUND THE
[LOGO OF LIPPER FUND AWARDS] "BEST FUND OVER 10 YEARS" FOR CONSISTENT RETURN IN
                              THE VIRGINIA MUNICIPAL DEBT FUNDS CATEGORY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2005.

Lipper named your USAA Virginia Bond Fund the "Best Fund Over Five Years" for consistent return in the Virginia Municipal Debt Funds category for the five-year period ending December 31, 2004.

The Fund also earned Lipper's Performance Achievement Certificate for ranking No. 1 out of 30 funds in the Virginia Municipal Debt Funds category for the five-year period ending December 31, 2004.

THE HIGHEST LIPPER LEADER FOR CONSISTENT RETURN VALUE WITHIN EACH ELIGIBLE CLASSIFICATION DETERMINED THE 2006 AND 2005 FUND CLASSIFICATION WINNERS OVER THE THREE-, FIVE-, OR 10-YEAR PERIODS ENDED DECEMBER 31, 2005, AND DECEMBER 31, 2004, RESPECTIVELY. CONSISTENT RETURN IS A QUANTITATIVE METRIC THAT INCORPORATES RISK-ADJUSTED RETURN AND THE STRENGTH OF THE FUND'S PERFORMANCE TREND RELATIVE TO PEERS. FOR 2006 AWARDS, THE USAA VIRGINIA BOND FUND WAS CHOSEN AMONG 17 VIRGINIA MUNICIPAL DEBT FUNDS FOR THE 10-YEAR PERIOD ENDED DECEMBER 31, 2005. FOR 2005 AWARDS, THE USAA VIRGINIA BOND FUND WAS CHOSEN AMONG 30 VIRGINIA MUNICIPAL DEBT FUNDS FOR THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2004. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. A DETAILED EXPLANATION OF THE CONSISTENT RETURN CALCULATION METHODOLOGY IS AVAILABLE ON WWW.LIPPERLEADERS.COM. LIPPER IS A LEADING GLOBAL PROVIDER OF MUTUAL FUND RESEARCH.

LIPPER PERFORMANCE ACHIEVEMENT CERTIFICATES ARE AWARDS TO FUND PORTFOLIOS THAT RANKED FIRST IN THEIR INVESTMENT OBJECTIVE/LIPPER CLASSIFICATION OVER VARIOUS TIME PERIODS. CERTIFICATES ARE AWARDED FOR ALL INVESTMENT OBJECTIVES/LIPPER CLASSIFICATIONS AS WELL AS FOR THE OVERALL FUND UNIVERSE. CERTIFICATES ARE AWARDED FOR THE OPEN-END EQUITY FUNDS, OPEN-END FIXED-INCOME FUNDS, CLOSED-END FUNDS, AND VARIABLE UNDERLYING FUND UNIVERSES. CERTIFICATES ARE AWARDED ONCE A YEAR AS OF DECEMBER 31. CERTIFICATES ARE AWARDED FOR PERFORMANCE OVER A ONE-, FIVE-, 10-, AND 15-YEAR TIME PERIOD FOR OPEN-END EQUITY FUNDS. ALL OTHER UNIVERSES RECEIVE AWARDS OVER THE ONE-, FIVE-, AND 10-YEAR TIME PERIODS. AWARDS ARE BASED UPON CUMULATIVE TOTAL RETURN. A WINNER IS AWARDED IF THERE ARE FIVE OR MORE PORTFOLIOS IN THE INVESTMENT OBJECTIVE/LIPPER CLASSIFICATION FOR THE LENGTH OF THE RELEVANT TIME PERIOD. THE CATEGORY FUND COUNT IS INCLUSIVE OF ALL CLASSES OF SHARES. FOR THE PURPOSE OF COMPARISON, A FUND IS CATEGORIZED AT THE END OF THE TIME PERIOD AND WILL BE COMPARED TO THOSE PEERS IN THE RELEVANT TIME PERIOD. A WINNER IS AWARDED IF THERE ARE NO "SIGNIFICANT EVENTS" THAT ELIMINATE THE FUND FROM THE CATEGORY. A SIGNIFICANT EVENT OCCURS WHEN A FUND HAS BEEN RE-CLASSIFIED DURING THE PERFORMANCE-AWARD TIME PERIOD. (FOR EXAMPLE, A FUND THAT HAD A FUNDAMENTAL CHANGE IN INVESTMENT POLICY THAT CAUSED IT TO SWITCH LIPPER CLASSIFICATIONS DURING THE RELEVANT TIME PERIOD.)

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VIRGINIA BOND FUND (Ticker Symbol: USVAX)

OBJECTIVE
--------------------------------------------------------------------------------

             High level of current interest income that is exempt from federal and Virginia state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

             Invests primarily in long-term investment-grade Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

------------------------------------------------------------------------------------------
                                                        9/30/06                3/31/06
------------------------------------------------------------------------------------------
Net Assets                                          $538.8 Million         $533.4 Million
Net Asset Value Per Share                              $11.63                 $11.52
Tax-Exempt Dividends Per Share Last 12 Months          $0.495                 $0.495
Capital Gain Distributions Per Share Last 12 Months      -                       -

------------------------------------------------------------------------------------------
                                                         9/30/06                3/31/06
------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity             16.6 Years             12.8 Years

             DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/06
--------------------------------------------------------------------------------

3/31/06 TO 9/30/06                                       30-DAY SEC YIELD
      3.14%**                                                  3.56%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

             NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

             PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2006

----------------------------------------------------------------------------------------------
                 TOTAL RETURN         =         DIVIDEND RETURN         +         PRICE CHANGE
----------------------------------------------------------------------------------------------
10 YEARS            5.55%             =              5.01%              +            0.54%
5 YEARS             5.05%             =              4.49%              +            0.56%
1 YEAR              4.10%             =              4.36%              +           (0.26%)

             THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2006

                [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

----------------------------------------------------------------------------------------------
                     TOTAL RETURN            DIVIDEND RETURN            CHANGE IN SHARE PRICE
----------------------------------------------------------------------------------------------
9/30/1997               8.92%                     5.93%                         2.99%
9/30/1998               8.73%                     5.65%                         3.08%
9/30/1999              (2.20)%                    4.98%                        (7.18)%
9/30/2000               5.60%                     5.69%                        (0.09)%
9/30/2001               9.69%                     5.45%                         4.24%
9/30/2002               9.03%                     4.96%                         4.07%
9/30/2003               3.95%                     4.46%                        (0.51)%
9/30/2004               4.48%                     4.39%                         0.09%
9/30/2005               3.77%                     4.28%                        (0.51)%
9/30/2006               4.10%                     4.36%                        (0.26)%
----------------------------------------------------------------------------------------------

                                          [END CHART]

             TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
 TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Virginia Bond Fund's Dividend Return on Page 11,

and assuming Virginia state tax rates of:     5.75%       5.75%       5.75%       5.75%
and assuming marginal federal tax rates of:  25.00%      28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
 PERIOD                RETURN
--------              --------
10 Years                5.01%                 7.09%       7.38%       7.93%       8.18%
5 Years                 4.49%                 6.35%       6.62%       7.11%       7.33%
1 Year                  4.36%                 6.17%       6.42%       6.90%       7.12%

To match the USAA Virginia Bond Fund's closing 30-day SEC Yield of 3.56%,

A FULLY TAXABLE INVESTMENT MUST PAY:          5.04%       5.25%       5.64%       5.81%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

               [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              LEHMAN BROTHERS            USAA             LIPPER VIRGINIA
              MUNICIPAL BOND         VIRGINIA BOND        MUNICIPAL DEBT
                 INDEX                   FUND               FUNDS INDEX
09/30/1996     $10,000.00             $10,000.00            $10,000.00
10/31/1996      10,113.01              10,101.91             10,093.15
11/30/1996      10,298.26              10,266.60             10,260.17
12/31/1996      10,254.77              10,224.53             10,214.74
01/31/1997      10,274.18              10,235.51             10,210.77
02/28/1997      10,368.52              10,320.83             10,293.14
03/31/1997      10,230.20              10,192.70             10,165.97
04/30/1997      10,315.95              10,297.27             10,262.90
05/31/1997      10,471.22              10,466.54             10,408.52
06/30/1997      10,582.76              10,563.87             10,511.30
07/31/1997      10,875.86              10,868.66             10,806.34
08/31/1997      10,773.90              10,762.80             10,696.37
09/30/1997      10,901.65              10,891.72             10,816.02
10/31/1997      10,971.92              10,950.95             10,887.17
11/30/1997      11,036.53              11,036.06             10,952.56
12/31/1997      11,197.46              11,195.84             11,106.50
01/31/1998      11,312.93              11,273.86             11,199.49
02/28/1998      11,316.37              11,294.12             11,199.40
03/31/1998      11,326.44              11,326.84             11,221.85
04/30/1998      11,275.34              11,258.86             11,161.58
05/31/1998      11,453.70              11,434.95             11,337.17
06/30/1998      11,498.91              11,498.53             11,380.75
07/31/1998      11,527.65              11,529.51             11,404.37
08/31/1998      11,705.77              11,700.61             11,574.77
09/30/1998      11,851.71              11,842.03             11,708.46
10/31/1998      11,851.46              11,790.25             11,671.28
11/30/1998      11,892.98              11,862.51             11,719.54
12/31/1998      11,922.96              11,872.31             11,740.14
01/31/1999      12,064.71              11,991.94             11,857.34
02/28/1999      12,012.14              11,939.40             11,799.77
03/31/1999      12,028.60              11,963.38             11,803.51
04/30/1999      12,058.57              12,004.39             11,840.97
05/31/1999      11,988.80              11,925.87             11,763.65
06/30/1999      11,816.33              11,762.83             11,599.74
07/31/1999      11,859.32              11,771.10             11,617.21
08/31/1999      11,764.25              11,623.91             11,489.81
09/30/1999      11,769.16              11,581.11             11,462.25
10/31/1999      11,641.65              11,374.73             11,285.12
11/30/1999      11,765.47              11,452.33             11,390.72
12/31/1999      11,677.77              11,322.38             11,279.81
01/31/2000      11,626.91              11,257.12             11,203.88
02/29/2000      11,762.03              11,473.76             11,353.06
03/31/2000      12,019.02              11,724.02             11,597.46
04/30/2000      11,948.02              11,665.10             11,535.05
05/31/2000      11,885.86              11,591.20             11,457.40
06/30/2000      12,200.82              11,911.41             11,745.12
07/31/2000      12,370.59              12,099.75             11,906.77
08/31/2000      12,561.24              12,277.45             12,084.46
09/30/2000      12,495.89              12,229.84             12,023.72
10/31/2000      12,632.24              12,343.33             12,136.15
11/30/2000      12,727.81              12,455.59             12,211.73
12/31/2000      13,042.29              12,814.49             12,519.89
01/31/2001      13,171.51              12,861.94             12,599.64
02/28/2001      13,213.28              12,952.04             12,674.59
03/31/2001      13,331.70              13,063.07             12,782.11
04/30/2001      13,187.24              12,865.76             12,625.78
05/31/2001      13,329.24              13,001.65             12,762.91
06/30/2001      13,418.42              13,124.74             12,858.98
07/31/2001      13,617.18              13,346.15             13,037.04
08/31/2001      13,841.49              13,565.06             13,244.80
09/30/2001      13,795.05              13,414.33             13,141.12
10/31/2001      13,959.42              13,578.07             13,295.15
11/30/2001      13,841.73              13,480.44             13,185.61
12/31/2001      13,710.79              13,364.88             13,066.86
01/31/2002      13,948.61              13,547.94             13,245.37
02/28/2002      14,116.65              13,733.69             13,409.92
03/31/2002      13,840.02              13,459.75             13,166.67
04/30/2002      14,110.51              13,707.63             13,379.49
05/31/2002      14,196.25              13,788.91             13,461.48
06/30/2002      14,346.37              13,912.23             13,570.87
07/31/2002      14,530.88              14,088.71             13,743.75
08/31/2002      14,705.55              14,269.27             13,873.42
09/30/2002      15,027.64              14,629.01             14,168.44
10/31/2002      14,778.52              14,309.22             13,881.84
11/30/2002      14,717.10              14,239.30             13,820.30
12/31/2002      15,027.64              14,604.77             14,131.34
01/31/2003      14,989.56              14,509.30             14,046.08
02/28/2003      15,199.13              14,815.37             14,273.20
03/31/2003      15,208.22              14,815.17             14,269.57
04/30/2003      15,308.70              14,995.99             14,401.78
05/31/2003      15,667.15              15,345.55             14,729.71
06/30/2003      15,600.57              15,180.70             14,646.97
07/31/2003      15,054.67              14,580.24             14,137.67
08/31/2003      15,166.94              14,752.84             14,249.34
09/30/2003      15,612.86              15,207.57             14,626.42
10/31/2003      15,534.24              15,109.78             14,566.89
11/30/2003      15,696.14              15,317.30             14,732.90
12/31/2003      15,826.11              15,439.25             14,845.43
01/31/2004      15,916.77              15,467.86             14,911.04
02/29/2004      16,156.31              15,758.33             15,145.83
03/31/2004      16,100.04              15,693.94             15,061.54
04/30/2004      15,718.75              15,302.08             14,722.09
05/31/2004      15,661.75              15,234.06             14,681.36
06/30/2004      15,718.75              15,290.24             14,727.42
07/31/2004      15,925.61              15,508.83             14,908.14
08/31/2004      16,244.75              15,805.44             15,178.61
09/30/2004      16,330.99              15,889.14             15,253.90
10/31/2004      16,471.52              16,054.35             15,379.39
11/30/2004      16,335.65              15,934.19             15,244.86
12/31/2004      16,535.15              16,130.52             15,441.93
01/31/2005      16,689.68              16,278.72             15,590.72
02/28/2005      16,634.16              16,198.48             15,531.26
03/31/2005      16,529.25              16,061.47             15,428.83
04/30/2005      16,789.92              16,328.67             15,658.83
05/31/2005      16,908.58              16,439.80             15,777.32
06/30/2005      17,013.49              16,539.35             15,867.65
07/31/2005      16,936.59              16,456.66             15,793.98
08/31/2005      17,107.58              16,598.52             15,938.48
09/30/2005      16,992.36              16,491.72             15,837.81
10/31/2005      16,889.17              16,390.42             15,745.52
11/30/2005      16,970.25              16,449.02             15,805.77
12/31/2005      17,116.18              16,610.96             15,935.88
01/31/2006      17,162.37              16,622.94             15,962.58
02/28/2006      17,277.60              16,754.30             16,066.67
03/31/2006      17,158.44              16,645.43             15,962.50
04/30/2006      17,152.54              16,614.52             15,952.53
05/31/2006      17,228.95              16,674.39             16,021.57
06/30/2006      17,164.09              16,607.78             15,949.83
07/31/2006      17,368.25              16,795.26             16,125.63
08/31/2006      17,625.97              17,060.41             16,353.82
09/30/2006      17,748.57              17,166.70             16,453.22

                           [END CHART]

           DATA FROM 9/30/96 THROUGH 9/30/06.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

The graph on page 13 illustrates the comparison of a $10,000 investment in the USAA Virginia Bond Fund to the following benchmarks:

     o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

     o The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

            [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                  USAA VIRGINIA BOND       LIPPER VIRGINIA MUNICIPAL
                        FUND                  DEBT FUNDS AVERAGE
9/30/1997               5.50%                        4.81%
9/30/1998               5.25                         4.54
9/30/1999               5.48                         4.72
9/30/2000               5.46                         4.79
9/30/2001               5.07                         4.49
9/30/2002               4.49                         4.11
9/30/2003               4.36                         3.92
9/30/2004               4.28                         3.84
9/30/2005               4.25                         3.80
9/30/2006               4.25                         3.69

                             [END CHART]

             THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/97 TO 9/30/06.

             THE LIPPER VIRGINIA MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL VIRGINIA MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
-------------------------------------------------------

Escrowed Bonds                                    23.6%

Appropriated Debt                                 17.4%

Education                                         12.6%

Water/Sewer Utility                               11.7%

Hospital                                          10.0%

Special Assessment/Tax/Fee                         9.0%

General Obligation                                 5.6%

Buildings                                          1.8%

Sales Tax                                          1.8%

Nursing/CCRC                                       1.5%
-------------------------------------------------------

             YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-23.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    PORTFOLIO RATINGS MIX
                           9/30/06

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                     49%
AA                                                      33%
A                                                       11%
BBB                                                      5%
Below Investment-Grade                                   1%
Securities with Short-Term Investment-Grade Ratings      1%

                        [END CHART]

             The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

             PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S
             INVESTMENTS.

18

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

             On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

             The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA Virginia Bond Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

             Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
    TRUSTEES                             FOR                     VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker                   2,163,420,153                  53,327,179
Barbara B. Dreeben                  2,160,043,095                  56,704,237
Robert L. Mason, Ph.D.              2,165,149,985                  51,597,347
Michael F. Reimherr                 2,165,100,631                  51,646,701
Christopher W. Claus                2,165,230,174                  51,517,158

PROPOSAL 2
--------------------------------------------------------------------------------

             Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
   FOR               AGAINST               ABSTAIN             BROKER NON-VOTE*
--------------------------------------------------------------------------------
26,420,100           473,136               712,460                1,058,814

             *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(INS)  Principal and interest payments are insured by one of the following:
       AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

BAN    Bond Anticipation Note
COP    Certificate of Participation
EDA    Economic Development Authority
GO     General Obligation
IDA    Industrial Development Authority/Agency
MFH    Multifamily Housing
PRE    Prerefunded to a date prior to maturity
RB     Revenue Bond

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (98.9%)

             VIRGINIA (96.4%)
             Abingdon Town IDA Hospital RB,
  $ 3,305      Series 1998                                               5.25%         7/01/2016          $ 3,429
    1,360      Series 1998                                               5.38          7/01/2028            1,405
    2,505    Alexandria IDA Educational Facilities RB,
               Series 1999 (PRE)                                         5.88          1/01/2023            2,651
             Alexandria IDA RB,
    5,755      Series 2000A (INS) (PRE)                                  5.90         10/01/2020            6,315
   12,480      Series 2000A (INS) (PRE)(a)                               5.90         10/01/2030           13,694
             Amherst IDA Educational Facilities RB,
    1,000      Series 2006                                               5.00          9/01/2026            1,048
    2,000      Series 2006                                               4.75          9/01/2030            2,036
    5,310    Bedford County EDA Lease RB,
               Series 2006 (INS)                                         5.25          5/01/2031            5,783
    8,065    Biotechnology Research Park Auth. RB,
               Series 2001                                               5.00          9/01/2021            8,497
             Chesterfield County Health Center
               Commission Mortgage RB,
    1,500      Series 1996 (PRE)                                         5.95         12/01/2026            1,536
   11,630      Series 1996 (PRE)                                         6.00          6/01/2039           11,909
             College Building Auth. Educational Facilities RB,
    1,390      Series 2000 (Hampton Univ.) (PRE)                         5.80          4/01/2016            1,506
    1,000      Series 2000 (Hampton Univ.) (PRE)                         6.00          4/01/2020            1,090
    6,215      Series 2000A                                              5.00          9/01/2019            6,488
    6,530      Series 2000A                                              5.00          9/01/2020            6,821
    5,000      Series 2006                                               5.00          6/01/2029            5,156
   15,000      Series 2006                                               5.00          6/01/2036           15,340
    5,400    Commonwealth Housing Development
               Auth. Mortgage Bonds,
               Series 2005E, Subseries E-1                               4.60          4/01/2028            5,453
    4,005    Commonwealth Port Auth. RB, Series 2005B                    5.00          7/01/2030            4,242
    1,600    Commonwealth Transportation Board RB,
               Series 1997C (Route 58 Corridor)                          5.13          5/15/2019            1,629
    4,795    Culpeper IDA RB, Series 2005 (INS)                          5.00          1/01/2026            5,079
    3,270    Dinwiddie County IDA, Series B (INS)                        5.00          2/15/2034            3,400
    2,500    Fairfax County EDA Transportation Contract RB,
               Series 2004 (INS)                                         5.00          4/01/2033            2,627
    6,100    Fairfax County EDA Lease RB, Series 2006                    5.00          5/15/2025            6,535
             Fairfax County EDA RB,
   12,700      Series 2004 (INS)                                         5.00          4/01/2029           13,419
    7,980      Series 2005                                               5.00          1/15/2030            8,431

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
  $ 6,150      Series 2005                                               5.00%         4/01/2032          $ 6,470
   11,090      Series 2005                                               5.00          1/15/2035           11,654
    5,750      Series A(b)                                               4.88         10/01/2036            5,823
    2,000    Fairfax County Redevelopment and
               Housing Auth. MFH RB, Series 1996A                        6.00         12/15/2028            2,065
             Fairfax County Water Auth. RB,
    4,750      Series 1992                                               6.00          4/01/2022            4,899
    5,235      Series 2000 (PRE)                                         5.63          4/01/2025            5,652
    1,000      Series 2000 (PRE)                                         5.75          4/01/2030            1,084
             Fairfax School Bonds GO,
    1,740      Series 2005                                               4.75          1/15/2030            1,801
   11,145      Series 2005 (INS)                                         4.75          1/15/2035           11,487
    1,255      Series 2005                                               4.75          1/15/2036            1,294
             Farms of New Kent Community Development
               Auth. Special Assessment Bonds,
    3,105      Series 2006B                                              5.45          3/01/2036            3,123
    2,000      Series 2006C                                              5.80          3/01/2036            2,008
   12,275    Fauquier County IDA Hospital RB,
               Series 2002 (INS)                                         5.25         10/01/2025           13,147
    6,195    Frederick County IDA Lease RB,
               Series 2006 (INS)                                         4.75          6/15/2036            6,333
    7,500    Front Royal & Warren County IDA Lease RB,
               Series B (INS)(a)                                         5.00          4/01/2029            7,875
    8,370    Galax IDA Hospital RB, Series 1995 (INS)                    5.75          9/01/2020            8,507
    9,030    Hampton Convention Center RB,
               Series 2002A (INS)                                        5.25          1/15/2023            9,670
    1,255    Hampton Redevelopment and Housing Auth. RB,
               Series 1996A                                              6.00          1/20/2026            1,294
   12,185    Hanover County IDA Bon Secours Health
               System Hospital RB, Series 1995 (INS)                     6.38          8/15/2018           14,350
    9,750    Henrico County EDA RB, Bon Secours
               Health System, Series 2002A                               5.60         11/15/2030           10,338
   10,000    Henrico County Water and Sewer
               System RB, Series 2006A                                   5.00          5/01/2036           10,605
    2,500    Henry County IDA Hospital RB,
               Series 1997 (PRE)                                         6.00          1/01/2027            2,540
    3,500    Isle of Wight County IDA RB, Series 2000A                   5.85          1/01/2018            3,717
    1,000    King George County IDA Lease RB,
               Series 2004 (INS)                                         5.00          3/01/2032            1,046
   15,180    Loudoun County Sanitation Auth. Water
               and Sewer System RB, Series 2004(a)                       5.00          1/01/2033           16,013

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
  $ 1,545    Lynchburg GO Public Improvement BAN,
               Series 2000 (PRE)                                         5.75%         6/01/2030          $ 1,679
    7,000    Metropolitan Washington Airports Auth. RB,
               Series 1997A (INS) (PRE)                                  5.38         10/01/2023            7,196
    2,440    Montgomery County IDA RB,
               Series 2000B (INS) (PRE)                                  5.50          1/15/2022            2,646
    5,245    Newport News EDA RB, Series 2006                            5.00          7/01/2031            5,584
             Newport News GO,
    3,170      Series 2000A (PRE)                                        5.75          5/01/2018            3,468
    6,750      Series 2000A (PRE)                                        5.75          5/01/2020            7,385
    1,850    Norfolk Redevelopment and Housing Auth. RB,
               Series 1999                                               5.50         11/01/2019            1,979
             Prince William County IDA Educational
               Facilities RB,
    1,695      Series 2003                                               5.00         10/01/2018            1,755
    3,985      Series 2003                                               5.38         10/01/2023            4,202
    7,500      Series 2003                                               5.50         10/01/2033            7,925
             Prince William County IDA Potomac
               Hospital RB,
    1,210      Series 2003                                               5.50         10/01/2017            1,327
    1,350      Series 2003                                               5.50         10/01/2019            1,474
    4,000    Prince William County Service Auth.
               Water RB, Series 1999 (INS) (PRE)                         5.60          7/01/2024            4,254
    1,620    Prince William County COP, Series 2006A (INS)               5.00          9/01/2024            1,736
             Public School Auth. Financing GO,
    4,645      Series 1999B (PRE)                                        6.00          8/01/2019            4,996
   10,585      Series 2000A (PRE)(a)                                     5.50          8/01/2020           11,437
             Rappahannock Regional Jail Auth. RB,
    5,310      Series 2006 (INS)                                         4.75         12/01/2031            5,459
    6,280      Series 2006 (INS)                                         4.50         12/01/2036            6,264
    1,790    Resources Auth. Clean Water RB,
               Series 1999 (PRE)                                         5.63         10/01/2022            1,931
             Resources Auth. Infrastructure RB,
    1,280      Series 2004B (Pooled Financing Program)                   5.00         11/01/2029            1,354
    1,510      Series 2005C (Pooled Financing Program)                   5.00         11/01/2030            1,605
    3,945      Series 2005C (Pooled Financing Program)                   4.75         11/01/2035            4,046
    3,700      Series 2006A (Pooled Financing Program)                   5.00         11/01/2031            3,946
   11,135    Resources Auth. Water and Sewer RB,
               Goochland, Series 2002                                    5.00         11/01/2035           11,674
             Richmond Convention Center Auth. RB,
    6,295      Series 2000 (PRE)                                         6.13          6/15/2020            6,913
   14,750      Series 2000 (PRE)(a)                                      6.13          6/15/2025           16,197

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL           MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
  $ 7,145      Series 2005 (INS)                                         5.00%         6/15/2024          $ 7,593
    2,000      Series 2005 (INS)                                         5.00          6/15/2030            2,110
    6,345    Spotsylvania County EDA RB, Series 2005 (INS)               5.00          2/01/2031            6,687
             Stafford County and City of Stauton IDA RB,
    7,400      Series 2006A (INS)                                        5.25          8/01/2031            8,086
   16,155      Series 2006A (INS)                                        5.25          8/01/2036           17,571
             University of Virginia General Revenue
               Pledge Bond,
   10,850      Series 2003B                                              5.00          6/01/2027           11,418
    2,000      Series 2005                                               5.00          6/01/2037            2,119
    1,000    Virginia Beach Development Auth.
               Residential and Health Care Facility RB,
               Series 1997                                               6.15          7/01/2027            1,031
             Virginia Beach Water and Sewer System RB,
   10,395      Series 2000 (PRE)(a)                                      5.50          8/01/2025           11,141
   13,980      Series 2005                                               5.00         10/01/2030           14,817
                                                                                                         --------
                                                                                                          519,319
                                                                                                         --------
             PUERTO RICO (2.5%)
    3,000    Electric Power Auth. RB, Series RR (INS)                    5.00          7/01/2035            3,175
   10,000    Public Improvement GO, Series 2006B                         5.25          7/01/2032           10,697
                                                                                                         --------
                                                                                                           13,872
                                                                                                         --------
             Total Fixed-Rate Instruments (cost: $508,886)                                                533,191
                                                                                                         --------
             VARIABLE-RATE DEMAND NOTES (0.8%)

             VIRGINIA (0.8%)
             Loudoun County IDA RB,
      300      Series 2003A                                              3.84          2/15/2038              300
      300      Series 2003C                                              3.82          2/15/2038              300
    3,350    Montgomery County IDA RB, Series 2005
               (LOC - Bank of America, N.A.)                             3.78          6/01/2035            3,350
      300    Richmond IDA Educational Facilities RB,
               Series 2005 (LOC - SunTrust Bank)                         3.78          5/01/2035              300
                                                                                                         --------
             Total Variable-Rate Demand Notes (cost: $4,250)                                                4,250
                                                                                                         --------

             TOTAL INVESTMENTS (COST: $513,136)                                                          $537,441
                                                                                                         ========

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

             Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

             The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

             (a) At September 30, 2006, portions of these securities were segregated to cover when-issued purchases.

             (b) At September 30, 2006, the aggregate market value of securities purchased on a when-issued basis was $5,823,000.

             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

ASSETS
  Investments in securities, at market value (identified cost of $513,136)       $537,441
  Cash                                                                                 18
  Receivables:
     Capital shares sold                                                              287
     Interest                                                                       7,866
                                                                                 --------
         Total assets                                                             545,612
                                                                                 --------
LIABILITIES
   Payables:
      Securities purchased                                                          5,829
      Capital shares redeemed                                                         291
      Dividends on capital shares                                                     494
   Accrued management fees                                                            141
   Accrued transfer agent's fees                                                        1
   Other accrued expenses and payables                                                 22
                                                                                 --------
         Total liabilities                                                          6,778
                                                                                 --------
             Net assets applicable to capital shares outstanding                 $538,834
                                                                                 ========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                $511,681
  Accumulated net realized gain on investments                                      2,848
  Net unrealized appreciation of investments                                       24,305
                                                                                 --------
             Net assets applicable to capital shares outstanding                 $538,834
                                                                                 ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                      46,316
                                                                                 ========
  Net asset value, redemption price, and offering price per share                $  11.63
                                                                                 ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VIRGINIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                            $12,970
                                                                      -------
EXPENSES
  Management fees                                                         889
  Administration and servicing fees                                       400
  Transfer agent's fees                                                   107
  Custody and accounting fees                                              49
  Postage                                                                  16
  Shareholder reporting fees                                               12
  Trustees' fees                                                            5
  Registration fees                                                         1
  Professional fees                                                        33
  Other                                                                    11
                                                                      -------
     Total expenses                                                     1,523
  Expenses paid indirectly                                                 (9)
                                                                      -------
     Net expenses                                                       1,514
                                                                      -------
NET INVESTMENT INCOME                                                  11,456
                                                                      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
     Unaffiliated transactions                                          2,755
     Affiliated transactions (Note 7)                                    (239)
  Change in net unrealized appreciation/depreciation                    2,798
                                                                      -------
         Net realized and unrealized gain                               5,314
                                                                      -------
  Increase in net assets resulting from operations                    $16,770
                                                                      =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VIRGINIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2006

                                                                  9/30/2006           3/31/2006
                                                                  -----------------------------
FROM OPERATIONS
  Net investment income                                           $ 11,456             $ 22,536
  Net realized gain on investments                                   2,516                4,663
  Change in unrealized appreciation/depreciation
     of investments                                                  2,798               (8,887)
                                                                  -----------------------------
     Increase in net assets resulting from operations               16,770               18,312
                                                                  -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (11,456)             (22,536)
                                                                  -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                         26,211               53,940
  Reinvested dividends                                               8,214               16,060
  Cost of shares redeemed                                          (34,305)             (47,190)
                                                                  -----------------------------
     Increase in net assets from
         capital share transactions                                    120               22,810
                                                                  -----------------------------
  Net increase in net assets                                         5,434               18,586

NET ASSETS
  Beginning of period                                              533,400              514,814
                                                                  -----------------------------
  End of period                                                   $538,834             $533,400
                                                                  =============================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                        2,283                4,622
  Shares issued for dividends reinvested                               714                1,377
  Shares redeemed                                                   (2,989)              (4,054)
                                                                  -----------------------------
     Increase in shares outstanding                                      8                1,945
                                                                  =============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE)on each business day the exchange is open) as set forth below:

               1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

               3. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                  primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                  (NAV) to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

               short-term securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

            D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2006, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $5,829,000, all of which were when-issued securities.

            E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2006, these custodian and other bank credits reduced the Fund's expenses by $9,000.

            F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

               that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

        The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

        The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

        For the six-month period ended September 30, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 1.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2006.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

        The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2007, in accordance with applicable tax law.

        Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

        Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2006, were $179,476,000 and $171,720,000, respectively.

        As of September 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

        Gross unrealized appreciation and depreciation of investments as of September 30, 2006, were $24,311,000 and $6,000, respectively, resulting in net unrealized appreciation of $24,305,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Virginia Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Virginia Municipal Debt Funds category.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

               The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2006, the Fund's effective annualized base fee was 0.32% of the Fund's average net assets for the same period.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

               whenever the Fund outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended September 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $889,000, which included a performance adjustment of $35,000 that increased the base management fee of 0.32% by 0.01%.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $400,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2006, the Fund reimbursed the Manager $9,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $107,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

        Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

        During the six-month period ended September 30, 2006, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                               COST TO       NET REALIZED LOSS
          SELLER                                 PURCHASER                    PURCHASER          TO SELLER
--------------------------------------------------------------------------------------------------------------
USAA Virginia Bond Fund                USAA Tax Exempt Long-Term Fund        $7,571,000         $(194,000)
USAA Virginia Bond Fund                USAA California Bond Fund              2,044,000           (45,000)
USAA Tax Exempt Long-Term Fund         USAA Virginia Bond Fund                6,467,000           (58,000)

(8) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

        On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

        the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       SEPTEMBER 30,                             YEAR ENDED MARCH 31,
                                       ----------------------------------------------------------------------------------------
                                           2006            2006            2005            2004            2003            2002
                                       ----------------------------------------------------------------------------------------
Net asset value at
    beginning of period                $  11.52        $  11.60        $  11.83        $  11.67        $  11.08        $  11.29
                                       ----------------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                   .25             .50             .50             .51             .52             .55
    Net realized and unrealized
        gain (loss)                         .11            (.08)           (.23)            .16             .59            (.21)
                                       ----------------------------------------------------------------------------------------
Total from investment
    operations                              .36             .42             .27             .67            1.11             .34
                                       ----------------------------------------------------------------------------------------
Less distributions:
    From net investment income             (.25)           (.50)           (.50)           (.51)           (.52)           (.55)
                                       ----------------------------------------------------------------------------------------
Net asset value at end of period       $  11.63        $  11.52        $  11.60        $  11.83        $  11.67        $  11.08
                                       ========================================================================================
Total return (%)*                          3.14            3.61            2.34            5.84           10.16            3.02
Net assets at end of period (000)      $538,834        $533,400        $514,814        $510,505        $510,336        $466,718
Ratio of expenses to average
    net assets (%)**(b)                     .57(a)          .58             .60             .61             .59             .52
Ratio of net investment income
    to average net assets (%)**            4.29(a)         4.25            4.28            4.32            4.51            4.86
Portfolio turnover (%)                    32.64           28.33            6.67           15.77           14.91           35.06

   * Assumes reinvestment of all net investment income distributions during the period.
  ** For the six-month period ended September 30, 2006, average net assets were
     $532,453,000.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)       (.02%)
     (+) Represents less than 0.01% of average net assets.

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

        As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

        The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2006, through September 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

        The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

        The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

        use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

        Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING              ENDING               DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE           APRIL 1, 2006 -
                                   APRIL 1, 2006       SEPTEMBER 30, 2006      SEPTEMBER 30, 2006
                                   --------------------------------------------------------------
Actual                               $1,000.00             $1,031.40                 $2.90
Hypothetical
  (5% return before expenses)         1,000.00              1,022.21                  2.89

        *Expenses are equal to the Fund's annualized expense ratio of 0.57%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.14% for the six-month period of April 1, 2006, through September 30, 2006.

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

        At a meeting of the Board of Trustees held on April 19, 2006, the Board, including the Trustees who are not "interested persons" of the Company (the "Independent Trustees"), approved the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

        In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

        At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

        the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

        After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

        NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

        The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

        its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

        The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

        EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads or front-end loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

        classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

        In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and was lower than its Lipper index for the one-year period ended December 31, 2005, and exceeded the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2005, and in the top 30% of its performance universe for the three-year period ended December 31, 2005.

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

        COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

        ECONOMIES OF SCALE. The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board considered whether there should be changes to such breakpoint levels and the effect of such changes on the Fund's overall expenses. In this regard, the Board took into account management's discussion of the Fund's breakpoint levels. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

        CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2006 (UNAUDITED)

        others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager. Based on its conclusions, the Board determined that approval of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

46

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                                                                              47

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48

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
              AND ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
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                                                                -------------
   Receive this document and others electronically. Sign up at USAA.COM, enter keyword LESSMAIL.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39604-1106                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2006

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 20, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 17, 2006
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    November 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.